BASIC AND DILUTED LOSS PER SHARE	6 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE

Note 17 - BASIC AND DILUTED LOSS PER SHARE

Basic and diluted loss per share have been calculated in accordance with ASC 260 and computation of loss per share are calculated as follows:

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Basic and diluted loss per share calculation
Numerator:
Net loss attributable to ordinary shareholders, basic and diluted	$(1,931,876)	$(1,737,700)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	9,441,459	9,004,167
Loss per share attributable to ordinary shareholders:
Basic	(0.20)	(0.19)
Diluted	(0.20)	(0.19)

For the six months ended March 31, 2026, the Company had 90,229 potential shares issuable upon the exercise of the Representative’s Warrants, Series A Warrants and Series B Warrants. As the Company incurred losses for the six months ended March 31, 2026, inclusion of these potential shares would have reduced the net loss per share. Therefore, these potential shares were excluded from the calculation of diluted net loss per share.

For the six months ended March 31, 2025, no potential dilutive shares were excluded from the calculation of diluted net loss per share.